Contingencies, Commitments, and Warranties (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2014 PEN (S/)	Dec. 31, 2013 PEN (S/)	Dec. 31, 2012 PEN (S/)	Dec. 31, 2011 PEN (S/)	Dec. 31, 2010 PEN (S/)	Dec. 31, 2009 PEN (S/)
Contingencies, Commitments, and Warranties (Details) [Line Items]
Probable contingencies	S/ 482.3		S/ 390.1
Contingency provision	411.6		311.0
Income tax return	309.5
Judicial power	6.1
Other contingencies	70.7		79.1
Labor proceedings amount	18.6
Obligations to pay			26.9
Contentious-administrative amount	17.6		15.3
Administrative processes amount	5.2		14.7
Letters of guarantee amount (in Dollars) | $		$ 538.3		$ 574.6
AENZA S.A.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return							S/ 79.8		S/ 149.1	S/ 149.1	S/ 149.1			S/ 6.0
Administrative processes amount	3.5		3.5
Cumbra Peru S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return								S/ 112.7	112.7	112.7		S/ 112.7
Labor proceedings amount			0.3
Obligations to pay	15.2		20.1
Administrative processes amount	0.5		6.0
Cumbra Ingenieria S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return						S/ 11.0		21.1	21.1	21.1	S/ 21.1
Obligations to pay	1.8		3.8
Consorcio Constructor Ductos del Sur [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return										14.8
Consorcio Constructor Chavimochic [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return								S/ 9.3	9.3	S/ 9.3
Viva Negocio Inmobiliario S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return															S/ 1.7
Unna Transporte S.A.C. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return									S/ 0.8
Labor proceedings amount	1.3		1.2
Obligations to pay	0.6		1.9
Viva Negocio Inmobiliario S.A.C. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return					S/ 5.3								S/ 0.1
Labor proceedings amount			0.1
Obligations to pay	0.3
Administrative processes amount	0.5		0.4
Morelco S.A.S [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Labor proceedings amount	26.6		19.0
Obligations to pay	0.3		0.2
Contentious-administrative amount	3.0		2.5
Unna Energia S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Labor proceedings amount	1.4		1.6
Contentious-administrative amount	14.6		12.8
Red Vial 5 S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Obligations to pay	0.6
Tren Urbano de Lima S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Administrative processes amount	0.7		4.8
SUNAT [Member] | AENZA S.A.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return	96.1
Other Contingencies [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Labor proceedings amount	29.3		S/ 22.2
Other Contingencies [Member] | Viva Negocio Inmobiliario S.A.C. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Obligations to pay	0.1
Other Contingencies [Member] | Red Vial 5 S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Obligations to pay	S/ 0.6